Note 21 Condensed statements of cash flows of companies held for sale in the USA subsidiary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Condensed statements of cash flows of companies held for sale in the USA subsidiary [Line Items]
Effect of exchange rate changes on cash and cash equivalents	€ (288)	€ (1,864)		€ (4,658)
Sold USA subsidiary [Member]
Condensed statements of cash flows of companies held for sale in the USA subsidiary [Line Items]
Cash flows from (used in) operating activities, continuing operations		62	[1]	6,874
Cash flows from (used in) investing activities, continuing operations		(34)	[1]	(145)
Cash flows from (used in) financing activities, continuing operations		(26)	[1]	(65)
Effect of exchange rate changes on cash and cash equivalents		60	[1]	(974)
Increase (decrease) in cash and cash equivalents		€ 62		€ 5,690

[1]	(1) Corresponds to the first five months of 2021 (See Note 3).